UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7634

Name of Fund: BlackRock Corporate High Yield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                      $ 1,817,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (b)(i)                  $    1,955,546
Defense - 4.7%                       730,000  Argo-Tech Corp., 9.25% due 6/01/2011                                          792,050
                                     525,000  Bombardier, Inc., 8% due 11/15/2014 (i)                                       548,625
                                   1,325,000  DRS Technologies, Inc., 6.875% due 11/01/2013                               1,328,312
                                     925,000  Esterline Technologies Corp., 7.75% due 6/15/2013                             943,500
                                   1,350,000  L-3 Communications Corp., 7.625% due 6/15/2012                              1,400,625
                                   1,525,000  L-3 Communications Corp., 5.875% due 1/15/2015                              1,486,875
                                   1,275,000  L-3 Communications Corp., 6.375% due 10/15/2015                             1,268,625
                                   1,280,000  L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                           1,366,400
                                   1,250,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                           1,271,875
                                     440,000  TransDigm, Inc., 7.75% due 7/15/2014 (i)                                      452,100
                                   1,825,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                          1,779,375
                                                                                                                     --------------
                                                                                                                         14,593,908
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                      964,066  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018               964,066
                                      71,266  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009               70,910
                                     412,607  Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                              due 12/15/2012                                                                413,123
                                                                                                                     --------------
                                                                                                                          1,448,099
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.5%                    570,000  Accuride Corp., 8.50% due 2/01/2015                                           577,125
                                   2,675,000  Autonation, Inc., 7.36% due 4/15/2013 (d)                                   2,715,125
                                   1,425,000  Autonation, Inc., 7% due 4/15/2014                                          1,444,594
                                     300,000  Ford Capital BV, 9.50% due 6/01/2010                                          302,250
                                     600,000  Ford Motor Company, 8.90% due 1/15/2032                                       534,000
                                     660,000  Ford Motor Credit Co., 8.11% due 1/13/2012 (d)                                663,561
                                     550,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                          563,115
                                      60,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                           61,875
                                     840,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (i)                     892,500
                                     440,000  Keystone Automotive Operations, Inc., 9.75% due 11/01/2013                    437,800
                                   1,540,000  Lear Corp., 8.75% due 12/01/2016                                            1,484,175
                                   1,130,000  United Auto Group, Inc., 7.75% due 12/15/2016 (i)                           1,149,775
                                                                                                                     --------------
                                                                                                                         10,825,895
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.4%                1,700,000  Allbritton Communications Co., 7.75% due 12/15/2012                         1,742,500
                                   1,090,000  Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (i)                 1,141,775
                                   1,875,000  CMP Susquehanna Corp., 9.875% due 5/15/2014 (i)                             1,926,562
                                     370,000  Nexstar Finance, Inc., 7% due 1/15/2014                                       357,050
                                   2,800,000  Paxson Communications Corp., 8.61% due 1/15/2012 (d)(i)                     2,849,000
                                   2,425,000  Salem Communications Corp., 7.75% due 12/15/2010                            2,467,438
                                   1,475,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                            1,519,250
                                     450,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                            454,500
                                   1,160,000  Young Broadcasting, Inc., 10% due 3/01/2011                                 1,151,300
                                                                                                                     --------------
                                                                                                                         13,609,375
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.8%                  785,000  CCH I Holdings LLC, 11% due 10/01/2015                                        814,437
                                   1,675,000  CCH I LLC, 11% due 10/01/2015                                               1,742,000
                                   2,125,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                           2,183,437
                                      75,000  Cablevision Systems Corp. Series B, 9.87% due 4/01/2009 (d)                    79,875
                                     425,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                          431,375
                                   3,265,000  Charter Communications Holdings II LLC, 10.25% due 9/15/2010                3,436,413
                                   1,830,000  Echostar DBS Corp., 7.125% due 2/01/2016                                    1,891,762
                                     220,000  Intelsat Bermuda Ltd., 11.354% due 6/15/2013 (d)(i)                           235,950
                                   1,070,000  Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (d)(i)                          1,095,412
                                   2,025,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                  2,176,875
                                     535,000  Loral Spacecom Corp., 14% due 11/15/2015 (f)                                  615,250
                                   2,250,000  Mediacom LLC, 9.50% due 1/15/2013                                           2,311,875
                                   2,035,000  PanAmSat Corp., 9% due 8/15/2014                                            2,197,800
                                   1,030,000  PanAmSat Corp., 9% due 6/15/2016 (i)                                        1,130,425

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,875,000  Quebecor Media, Inc., 7.75% due 3/15/2016                              $    1,921,875
                                   1,800,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                    2,016,000
                                                                                                                     --------------
                                                                                                                         24,280,761
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.3%                     800,000  American Pacific Corp., 9% due 2/01/2015 (i)                                  807,000
                                   1,438,000  BCP Crystal Holdings Corp., 9.625% due 6/15/2014                            1,597,977
                                     740,000  Innophos, Inc., 8.875% due 8/15/2014                                          767,750
                                     425,000  Key Plastics LLC and Key Plastics Finance Corp., 11.75% due 3/15/2013 (i)     428,187
                                     740,000  Lyondell Chemical Co., 8.25% due 9/15/2016                                    795,500
                                   4,035,000  Millennium America, Inc., 9.25% due 6/15/2008                               4,196,400
                                   2,170,000  Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (f)(i)        2,283,925
                                     830,000  Momentive Performance Materials, Inc., 11.50% due 12/01/2016 (i)              863,200
                                   1,125,000  Nalco Co., 7.75% due 11/15/2011                                             1,161,562
                                   1,125,000  Nalco Co., 8.875% due 11/15/2013                                            1,198,125
                                     780,000  Nalco Finance Holdings, Inc., 10.041% due 2/01/2014 (k)                       670,800
                                   1,920,000  Nova Chemicals Corp., 8.502% due 11/15/2013 (d)                             1,920,000
                                   2,125,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                                2,271,094
                                     515,000  Terra Capital, Inc., 7% due 2/01/2017 (i)                                     512,425
                                                                                                                     --------------
                                                                                                                         19,473,945
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                         1,225,000  Sealy Mattress Co., 8.25% due 6/15/2014                                     1,292,375
Durables - 0.9%                    1,300,000  Simmons Bedding Co., 7.875% due 1/15/2014                                   1,332,500
                                                                                                                     --------------
                                                                                                                          2,624,875
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-                    3,200,000  American Greetings Corp., 7.375% due 6/01/2016                              3,308,000
Durables - 4.8%                    1,375,000  Chattem, Inc., 7% due 3/01/2014                                             1,375,000
                                   2,075,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                2,028,312
                                   3,375,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                2,835,000
                                   1,500,000  Levi Strauss & Co., 10.11% due 4/01/2012 (d)                                1,531,875
                                   1,875,000  Levi Strauss & Co., 8.875% due 4/01/2016                                    2,020,312
                                   1,850,000  Quiksilver, Inc., 6.875% due 4/15/2015                                      1,803,750
                                                                                                                     --------------
                                                                                                                         14,902,249
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media -                  970,000  Affinion Group, Inc., 11.50% due 10/15/2015                                 1,052,450
8.4%                                 225,000  American Media Operations, Inc. Series B, 10.25% due 5/01/2009                214,875
                                     320,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                                   334,400
                                   2,425,000  CBD Media, Inc., 8.625% due 6/01/2011                                       2,509,875
                                   1,475,000  Cadmus Communications Corp., 8.375% due 6/15/2014                           1,493,437
                                     360,000  CanWest Media, Inc., 8% due 9/15/2012                                         370,800
                                   1,294,000  Dex Media West LLC, 9.875% due 8/15/2013                                    1,408,842
                                   1,880,000  Idearc, Inc., 8% due 11/15/2016 (i)                                         1,931,700
                                   1,873,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                                2,247,600
                                     260,000  Network Communications, Inc., 10.75% due 12/01/2013                           268,450
                                   2,800,000  Nielsen Finance LLC, 10% due 8/01/2014 (i)                                  3,059,000
                                     990,000  Nielsen Finance LLC, 9.919% due 8/01/2016 (i)(k)                              694,238
                                   3,115,000  Primedia, Inc., 8% due 5/15/2013                                            3,200,663
                                   2,675,000  Quebecor World, Inc., 9.75% due 1/15/2015 (i)                               2,828,813
                                   1,300,000  RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013                         1,267,500
                                   1,195,000  RH Donnelley Corp. Series A-3, 8.875% due 1/15/2016                         1,275,663
                                   1,700,000  Universal City Florida Holding Co. I, 10.11% due 5/01/2010 (d)              1,759,500
                                                                                                                     --------------
                                                                                                                         25,917,806
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &               470,000  Berry Petroleum Co., 8.25% due 11/01/2016                                     468,825
Production - 3.6%                  1,450,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                1,446,375
                                   1,600,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                      1,568,000
                                   1,850,000  Encore Acquisition Co., 6.25% due 4/15/2014                                 1,706,625
                                   2,600,000  Exco Resources, Inc., 7.25% due 1/15/2011                                   2,632,500
                                   1,400,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (i)                                 1,449,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   705,000  Sabine Pass LNG LP, 7.50% due 11/30/2016 (i)                           $      705,000
                                   1,310,000  Stone Energy Corp., 8.11% due 7/15/2010 (d)(i)                              1,311,638
                                                                                                                     --------------
                                                                                                                         11,287,963
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.4%              1,025,000  Copano Energy LLC, 8.125% due 3/01/2016                                     1,060,875
                                     880,000  Ferrellgas Partners LP, 8.75% due 6/15/2012                                   915,200
                                     350,000  KCS Energy, Inc., 7.125% due 4/01/2012                                        341,250
                                     680,000  North American Energy Partners, Inc., 8.75% due 12/01/2011                    693,600
                                   1,800,000  Ocean RIG ASA, 9.36% due 4/04/2011 (d)                                      1,800,000
                                   2,480,000  SemGroup LP, 8.75% due 11/15/2015 (i)                                       2,517,200
                                                                                                                     --------------
                                                                                                                          7,328,125
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.5%                   1,100,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (i)                  1,083,500
                                     410,000  NCO Group, Inc., 10.23% due 11/15/2013 (d)(i)                                 412,050
                                                                                                                     --------------
                                                                                                                          1,495,550
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.1%                750,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (i)                                  781,875
                                   2,250,000  Constellation Brands, Inc., 8.125% due 1/15/2012                            2,340,000
                                   1,150,000  Constellation Brands, Inc., 7.25% due 9/01/2016                             1,193,125
                                   2,800,000  Cott Beverages USA, Inc., 8% due 12/15/2011                                 2,866,500
                                   2,812,000  Del Monte Corp., 8.625% due 12/15/2012                                      2,952,600
                                     185,000  Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                     184,075
                                   1,850,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                         1,937,875
                                     485,000  Swift & Co., 12.50% due 1/01/2010                                             508,038
                                                                                                                     --------------
                                                                                                                         12,764,088
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 8.0%                      2,900,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                      3,023,250
                                   1,275,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                           1,345,125
                                      80,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                              84,700
                                     225,000  Galaxy Entertainment Finance Co. Ltd., 10.354% due 12/15/2010 (d)(i)          238,500
                                     500,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (i)              545,625
                                     555,000  Greektown Holdings, 10.75% due 12/01/2013 (i)                                 593,850
                                     400,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                            334,000
                                   1,425,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                1,553,250
                                   1,175,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (i)        1,210,250
                                     400,000  MGM Mirage, 6.75% due 4/01/2013                                               395,000
                                     925,000  Mirage Resorts, Inc., 6.75% due 2/01/2008                                     930,781
                                   1,875,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                           1,875,000
                                   2,375,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                          2,470,000
                                   1,050,000  Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009          1,097,250
                                     925,000  San Pasqual Casino, 8% due 9/15/2013 (i)                                      950,438
                                   1,100,000  Station Casinos, Inc., 6.50% due 2/01/2014                                  1,020,250
                                   1,525,000  Station Casinos, Inc., 7.75% due 8/15/2016                                  1,566,938
                                   1,325,000  Station Casinos, Inc., 6.625% due 3/15/2018                                 1,200,781
                                   2,070,000  Tropicana Entertainment, 9.625% due 12/15/2014 (i)                          2,082,938
                                     575,000  Turning Stone Resort Casino Enterprise, 9.125% due 9/15/2014 (i)              598,000
                                   1,675,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                   1,658,250
                                                                                                                     --------------
                                                                                                                         24,774,176
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 6.7%                   300,000  Accellent, Inc., 10.50% due 12/01/2013                                        312,000
                                   1,060,000  Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (d)(i)                1,094,450
                                     600,000  The Cooper Cos., Inc., 7.125% due 2/15/2015 (i)                               606,000
                                   1,875,000  Elan Finance Plc, 9.36% due 11/15/2011 (d)                                  1,907,812
                                   2,800,000  HealthSouth Corp., 11.354% due 6/15/2014 (d)(i)                             3,108,000
                                     675,000  Omnicare, Inc., 6.75% due 12/15/2013                                          668,250
                                     625,000  Select Medical Corp., 7.625% due 2/01/2015                                    550,000
                                   2,105,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                2,141,838
                                     770,000  Triad Hospitals, Inc., 7% due 5/15/2012                                       795,025
                                   2,800,000  US Oncology, Inc., 9% due 8/15/2012                                         2,961,000
                                     925,000  VWR International, Inc., 8% due 4/15/2014                                     938,875

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,875,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                 $    1,926,562
                                   3,725,000  Ventas Realty, LP, 6.75% due 6/01/2010                                      3,804,156
                                                                                                                     --------------
                                                                                                                         20,813,968
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.8%                     2,825,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                         2,895,625
                                     645,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (d)                     653,062
                                   1,300,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                     1,326,000
                                     280,000  Nortek, Inc., 8.50% due 9/01/2014                                             284,900
                                   1,075,000  Ply Gem Industries, Inc., 9% due 2/15/2012                                    972,875
                                   1,500,000  Standard-Pacific Corp., 9.25% due 4/15/2012                                 1,545,000
                                     925,000  Texas Industries, Inc., 7.25% due 7/15/2013                                   943,500
                                                                                                                     --------------
                                                                                                                          8,620,962
-----------------------------------------------------------------------------------------------------------------------------------
Information                          260,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                   252,200
Technology - 6.3%                    330,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                   336,600
                                     560,000  BMS Holdings, Inc., 12.40% due 2/15/2012 (d)(f)(i)                            551,507
                                     195,000  Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                     198,900
                                     300,000  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017                310,500
                                   4,680,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (f)(i)                 4,744,350
                                     460,000  Freescale Semiconductor, Inc., 9.23% due 12/15/2014 (d)(i)                    464,600
                                   1,790,000  Nortel Networks Ltd., 9.61% due 7/15/2011 (d)(i)                            1,915,300
                                     125,000  Open Solutions, Inc., 9.75% due 2/01/2015 (i)                                 129,063
                                   1,055,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                     1,007,525
                                   2,025,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                            2,161,688
                                   1,775,000  SunGard Data Systems, Inc., 9.90% due 8/15/2013 (d)                         1,854,875
                                   1,045,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015 (i)                        1,136,438
                                     235,000  Telcordia Technologies, Inc., 10% due 3/15/2013 (i)                           219,725
                                   1,286,813  UGS Capital Corp. II, 10.348% due 6/01/2011 (f)(i)                          1,309,332
                                   1,300,000  UGS Corp., 10% due 6/01/2012                                                1,423,500
                                   1,450,000  Viasystems, Inc., 10.50% due 1/15/2011                                      1,471,750
                                                                                                                     --------------
                                                                                                                         19,487,853
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.7%                     1,425,000  FelCor Lodging LP, 8.50% due 6/01/2011                                      1,530,094
                                   1,860,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (i)                        1,887,900
                                   1,390,000  Host Marriott LP, 6.75% due 6/01/2016                                       1,396,950
                                     155,000  Travelport, Inc., 9.875% due 9/01/2014 (i)                                    165,463
                                     345,000  Travelport, Inc., 9.985% due 9/01/2014 (d)(i)                                 356,213
                                                                                                                     --------------
                                                                                                                          5,336,620
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 3.5%               1,200,000  AGY Holding Corp., 11% due 11/15/2014 (i)                                   1,242,000
                                   2,000,000  CPI Holdco, Inc., 11.151% due 2/01/2015 (d)(i)                              2,065,000
                                   1,570,000  Jarden Corp., 7.50% due 5/01/2017                                           1,591,587
                                   2,155,000  NXP B.V., 9.50% due 10/15/2015 (i)                                          2,225,037
                                     440,000  RBS Global, Inc., 9.50% due 8/01/2014 (i)                                     464,200
                                     575,000  RBS Global, Inc., 11.75% due 8/01/2016 (i)                                    629,625
                                     525,000  RBS Global, Inc., 8.875% due 9/01/2016 (i)                                    535,500
                                   2,035,000  Trimas Corp., 9.875% due 6/15/2012                                          2,024,825
                                                                                                                     --------------
                                                                                                                         10,777,774
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.2%                 600,000  FMG Finance Pty Ltd., 10.625% due 9/01/2016 (i)                               682,500
                                   1,850,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                 1,873,125
                                   2,275,000  Indalex Holding Corp., 11.50% due 2/01/2014 (i)                             2,434,250
                                   1,875,000  Novelis, Inc., 7.25% due 2/15/2015                                          1,950,000
                                                                                                                     --------------
                                                                                                                          6,939,875
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.5%                     640,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                            662,400
                                   1,780,000  Berry Plastics Holding Corp., 9.23% due 9/15/2014 (d)                       1,837,850
                                   2,075,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                             2,137,250
                                     390,000  Impress Holdings B.V., 8.585% due 9/15/2013 (d)(i)                            399,750
                                   2,440,000  Owens-Brockway, 8.875% due 2/15/2009                                        2,494,900
                                     925,000  Owens-Brockway, 8.25% due 5/15/2013                                           968,938

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,255,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (i)                $    1,317,750
                                     945,000  Pregis Corp.,12.375% due 10/15/2013 (i)                                     1,048,950
                                                                                                                     --------------
                                                                                                                         10,867,788
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.9%                       1,875,000  Abitibi-Consolidated, Inc., 8.855% due 6/15/2011 (d)                        1,884,375
                                     680,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                  598,400
                                     925,000  Ainsworth Lumber Co. Ltd., 9.11% due 10/01/2010 (d)                           781,625
                                   1,825,000  Boise Cascade LLC, 8.235% due 10/15/2012 (d)                                1,825,000
                                     375,000  Bowater Canada Finance, 7.95% due 11/15/2011                                  376,875
                                   2,625,000  Bowater, Inc., 8.355% due 3/15/2010 (d)                                     2,651,250
                                   3,000,000  Domtar, Inc., 7.125% due 8/15/2015                                          3,011,250
                                   1,000,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                  1,040,000
                                     590,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                    629,088
                                   1,375,000  NewPage Corp., 11.61% due 5/01/2012 (d)                                     1,498,750
                                     925,000  NewPage Corp., 12% due 5/01/2013                                            1,008,250
                                   3,175,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                      3,238,500
                                   1,875,000  Rock-Tenn Co., 8.20% due 8/15/2011                                          1,992,188
                                   2,425,000  Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                            2,573,531
                                     320,000  Smurfit-Stone Container Enterprises, Inc., 9.75% due 2/01/2011                330,800
                                     875,000  Verso Paper Holdings LLC, 9.125% due 8/01/2014 (i)                            923,125
                                      90,000  Verso Paper Holdings LLC, 11.375% due 8/01/2016 (i)                            96,750
                                                                                                                     --------------
                                                                                                                         24,459,757
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.0%                        290,000  Beverages & More, Inc., 9.25% due 3/01/2012 (i)                               296,525
                                     335,000  Buffets, Inc., 12.50% due 11/01/2014                                          351,750
                                     320,000  Burlington Coat Factory Warehouse Corp., 11.125% due 4/15/2014                329,200
                                   1,560,000  Michaels Stores, Inc., 10% due 11/01/2014 (i)                               1,669,200
                                   1,970,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (i)                           2,137,450
                                   1,025,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (f)                            1,127,500
                                     975,000  Neiman Marcus Group, Inc., 10.375% due 10/15/2015                           1,092,000
                                   2,330,000  Rite Aid Corp., 7.50% due 3/01/2017                                         2,312,525
                                                                                                                     --------------
                                                                                                                          9,316,150
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.9%                     1,850,000  Ashtead Capital, Inc., 9% due 8/15/2016 (i)                                 1,998,000
                                     575,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (i)                          583,625
                                   2,600,000  Avis Budget Car Rental LLC, 7.86% due 5/15/2014 (d)(i)                      2,678,000
                                   2,800,000  Corrections Corp. of America, 7.50% due 5/01/2011                           2,884,000
                                     595,000  DI Finance Series B, 9.50% due 2/15/2013                                      636,650
                                   1,650,000  Dycom Industries, Inc., 8.125% due 10/15/2015                               1,699,500
                                   1,350,000  Mac-Gray Corp., 7.625% due 8/15/2015                                        1,387,125
                                   1,655,000  Sally Holdings LLC, 10.50% due 11/15/2016 (i)                               1,712,925
                                     130,000  Seitel Acquisition Corp., 9.75% due 2/15/2014 (i)                             131,950
                                   2,800,000  Service Corp. International, 7% due 6/15/2017                               2,828,000
                                   1,220,000  United Rentals North America, Inc., 7.75% due 11/15/2013                    1,247,450
                                   2,800,000  Waste Services, Inc., 9.50% due 4/15/2014                                   2,961,000
                                     120,000  Yankee Acquisition Corp., 8.50% due 2/15/2015 (i)                             122,700
                                     500,000  Yankee Acquisition Corp., 9.75% due 2/15/2017 (i)                             512,500
                                                                                                                     --------------
                                                                                                                         21,383,425
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.9%                       1,825,000  Chaparral Steel Co., 10% due 7/15/2013                                      2,039,437
                                     796,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                      837,790
                                                                                                                     --------------
                                                                                                                          2,877,227
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications -               1,057,000  ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                          1,002,829
4.9%                                 825,000  ADC Telecommunications, Inc., 5.729% due 6/15/2013 (b)(d)                     795,094
                                   1,875,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                                  1,945,312
                                   2,850,000  LCI International, Inc., 7.25% due 6/15/2007                                2,857,125
                                   2,250,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (i)                 2,424,375
                                     745,000  ProtoStar I Ltd., 12.50% due 10/15/2012 (b)(i)                                782,250
                                     350,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                 362,688

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,350,000  Qwest Corp., 8.605% due 6/15/2013 (d)                                  $    1,473,188
                                     500,000  Qwest Corp., 7.625% due 6/15/2015                                             533,750
                                   2,800,000  Windstream Corp., 8.125% due 8/01/2013                                      3,020,500
                                                                                                                     --------------
                                                                                                                         15,197,111
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.8%                350,000  Britannia Bulk Plc, 11% due 12/01/2011 (i)                                    340,812
                                   1,450,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (i)                    1,489,875
                                   1,300,000  OMI Corp., 7.625% due 12/01/2013                                            1,313,000
                                   2,175,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                 2,343,563
                                                                                                                     --------------
                                                                                                                          5,487,250
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 9.2%                     4,132,000  The AES Corp., 9.375% due 9/15/2010                                         4,483,220
                                   1,950,000  The AES Corp., 8.75% due 5/15/2013 (i)                                      2,081,625
                                   1,232,000  Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                  1,941,940
                                     510,000  Conexant Systems, Inc., 9.11% due 11/15/2010 (d)(i)                           525,300
                                   2,329,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011              2,408,244
                                   1,775,000  Edison Mission Energy, 7.50% due 6/15/2013                                  1,854,875
                                   1,675,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (i)                   1,779,687
                                   2,425,000  Mirant North America LLC, 7.375% due 12/31/2013                             2,491,687
                                   1,525,000  NRG Energy, Inc., 7.25% due 2/01/2014                                       1,555,500
                                   1,375,000  NRG Energy, Inc., 7.375% due 2/01/2016                                      1,402,500
                                     227,000  Nevada Power Co., 9% due 8/15/2013                                            245,498
                                   3,550,000  Reliant Energy, Inc., 9.50% due 7/15/2013                                   3,847,313
                                   1,050,000  Sierra Pacific Resources, 8.625% due 3/15/2014                              1,137,086
                                     875,000  Southern Natural Gas Co., 8.875% due 3/15/2010                                913,833
                                   1,922,371  Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                           1,946,822
                                                                                                                     --------------
                                                                                                                         28,615,130
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                           1,525,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                1,648,906
Communications -                   1,270,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (i)                     1,339,850
5.0%                                 790,000  Digicel Group Ltd., 8.875% due 1/15/2015 (i)                                  771,237
                                   1,990,000  Digicel Group Ltd., 9.125% due 1/15/2015 (f)(i)                             1,937,762
                                   1,125,000  Dobson Communications Corp., 9.61% due 10/15/2012 (d)                       1,161,562
                                   1,620,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (i)                           1,701,000
                                     190,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                             189,050
                                     850,000  Rogers Wireless Communications, Inc., 8.48% due 12/15/2010 (d)                867,000
                                     250,000  Rogers Wireless Communications, Inc., 8% due 12/15/2012                       266,563
                                   2,425,000  Rural Cellular Corp., 8.25% due 3/15/2012                                   2,515,938
                                   2,720,000  West Corp., 11% due 10/15/2016 (i)                                          2,944,400
                                                                                                                     --------------
                                                                                                                         15,343,268
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds  (Cost - $379,864,452) - 126.2%                     390,850,973
-----------------------------------------------------------------------------------------------------------------------------------
                                              Floating Rate Loan Interests (a)
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%                   2,650,000  Wellman, Inc. Second Lien Term Loan, 12.11% due 2/10/2010                   2,284,300
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Floating Rate Loan Interests   (Cost - $2,615,356) - 0.7%             2,284,300
-----------------------------------------------------------------------------------------------------------------------------------
                                              Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                   2,800,000  Brazilian Government International Bond, 11% due 8/17/2040                  3,742,200
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Foreign Government Obligations (Cost - $3,542,427) - 1.2%             3,742,200
-----------------------------------------------------------------------------------------------------------------------------------

                                      Shares
                                        Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.2%                   77,325  Loral Space & Communications Ltd. (c)                                       3,599,432
-----------------------------------------------------------------------------------------------------------------------------------
Information                           91,530  Cypress Semiconductor Corp. (c)                                             1,739,076
Technology - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.4%                  67,974  Medis Technologies Ltd. (c)                                                 1,167,793
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                         189,496  Western Forest Products, Inc. (c)                                             341,858
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks   (Cost - $8,133,497) - 2.2%                            6,848,159
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held  Preferred Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%                    5,977  Loral Spacecom Corp. Series A, 12% (f)                                 $    1,207,354
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Stocks (Cost - $1,181,622) - 0.4%                           1,207,354
-----------------------------------------------------------------------------------------------------------------------------------
                                              Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                    29,930  HealthSouth Corp. (expires 1/16/2014)                                          23,944
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                             700  MDP Acquisitions Plc (expires 10/01/2013)                                      14,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications -                800  American Tower Corp. (expires 8/01/2008)                                      435,032
0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Warrants (Cost - $52,048) - 0.2%                                        472,976
-----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial
                                    Interest  Other Interests (g)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%             $    700,000  Adelphia C.V.U. Series ACC-4                                                    2,800
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Other Interests (Cost - $2,800) - 0.0%                                    2,800
-----------------------------------------------------------------------------------------------------------------------------------
                                              Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 21,152,965  BlackRock Liquidity Series, LLC Cash Sweep Series, 5.33% (e)(j)            21,152,965
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities (Cost - $21,152,965) - 6.8%                    21,152,965
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $416,545,167*) - 137.7%                         426,561,727
                                              Liabilities in Excess of Other Assets - (37.7%)                          (116,743,191)
                                                                                                                     --------------
                                              Net Assets - 100.0%                                                    $  309,818,536
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 417,221,347
                                                                  =============
      Gross unrealized appreciation                               $  14,901,660
      Gross unrealized depreciation                                  (5,561,280)
                                                                  -------------
      Net unrealized appreciation                                 $   9,340,380
                                                                  =============

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                           Net          Interest
Affiliate                                                Activity        Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC Cash Sweep Series     $ 21,152,965     $ 365,033
--------------------------------------------------------------------------------

(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j)   Represents the current yield as of February 28, 2007.
(k) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2007                                                   (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------
      o     Swaps outstanding as of February 28, 2007 were as follows:
      -------------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
                                                                                    Notional      Appreciation
                                                                                     Amount      (Depreciation)
      -------------------------------------------------------------------------------------------------------------
        Sold credit default protection on General Motors Acceptance Corp.
        and receive 3.50%

        Broker,  JPMorgan Chase
        Expires  March 2007                                                      $   725,000         $ 1,301

        Sold credit default protection on General Motors Acceptance Corp.
        and receive 4.50%

        Broker,  Morgan Stanley Capital Services Inc.
        Expires  March 2007                                                      $   725,000           1,718

        Sold credit default protection on General Motors Corp.
        and receive 4.40%

        Broker,  Morgan Stanley Capital Services Inc.
        Expires  June 2007                                                       $   375,000           4,206

        Sold credit default protection on General Motors Corp.
        and receive 8.00%

        Broker,  Morgan Stanley Capital Services Inc.
        Expires  June 2007                                                       $   375,000           8,367

        Sold credit default protection on Ford Motor Company and receive 3.80%

        Broker,  JPMorgan Chase
        Expires  March 2010                                                      $ 3,000,000         (12,396)

        Sold credit default protection on Ford Motor Company and receive 3.80%

        Broker,  UBS Warburg
        Expires  March 2010                                                      $   930,000          (3,843)

        Sold credit default protection on Primedia, Inc.
        and receive 2.45%

        Broker,  Lehman Brothers Special Finance
        Expires  March 2012                                                      $ 1,000,000           5,393
      -------------------------------------------------------------------------------------------------------------
        Total                                                                                        $ 4,746
                                                                                                     =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By: /s/ Robert C. Doll, Jr.
    -----------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -----------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund, Inc.

Date: April 23, 2007

By: /s/ Donald C. Burke
    -----------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Corporate High Yield Fund, Inc.

Date: April 23, 2007